SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	652,339	400,549
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 14.35	$ 16.77
Granted, number of shares | Share	768,066	498,740
Granted, weighted average fair value | $ / shares	$ 10.9	$ 13.18
Settled, number of shares | Share	(273,515)	(159,016)
Settled, weighted average fair value | $ / shares	$ 14.74	$ 16.57
Forfeited, number of shares | Share	(266,001)	(87,934)
Forfeited, weighted average fair value | $ / shares	$ 12.05	$ 14.74
Outstanding, end of the year, number of shares | Share	880,889	652,339
Outstanding, end of the year, weighted average fair value | $ / shares	$ 11.92	$ 14.35
Performance share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	474,654	275,516
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 14.82	$ 16.58
Granted, number of shares | Share	384,653	268,955
Granted, weighted average fair value | $ / shares	$ 11.12	$ 13.21
Settled, number of shares | Share	(38,087)	0
Settled, weighted average fair value | $ / shares	$ 15.47	$ 0
Forfeited, number of shares | Share	(196,252)	(69,817)
Forfeited, weighted average fair value | $ / shares	$ 13.69	$ 15.55
Outstanding, end of the year, number of shares | Share	624,968	474,654
Outstanding, end of the year, weighted average fair value | $ / shares	$ 12.86	$ 14.82
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	50,601	25,185
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 15.83	$ 18.31
Granted, number of shares | Share	0	37,312
Granted, weighted average fair value | $ / shares	$ 0	$ 14.07
Settled, number of shares | Share	0	(11,896)
Settled, weighted average fair value | $ / shares	$ 0	$ 15.55
Outstanding, end of the year, number of shares | Share	50,601	50,601
Outstanding, end of the year, weighted average fair value | $ / shares	$ 15.83	$ 15.83